Advances to and Investments in Unconsolidated Affiliates (Narrative) (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 12, 2012	Oct. 31, 2015	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage				44.30%
Impairment losses				$ 813	$ 339	$ 370
Payments to Acquire Businesses, Gross		$ 382
Advances to and investments in unconsolidated affiliates				4,280	5,003	3,760
Goodwill				$ 3,897	5,428	7,642
AmeriGas common units sold by ETP				(18.9)
Sunoco LP limited partner interest received in exchange for contribution of the Sunoco, Inc. retail business to Sunoco LP				$ 194	$ 0	$ 0
Investments in and Advances to Affiliates, Balance, Shares				43.5
FGT
Schedule of Investments [Line Items]
Percentage Ownership Operating Facility				100.00%
AmeriGas [Member]
Schedule of Investments [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	29.6
Proceeds from the sale of AmeriGas common units				$ 814
Investment Owned, Balance, Shares				3.1
Citrus [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Business Acquisition, Percentage of Voting Interests Acquired				50.00%
FEP [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
MEP [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Impairment losses				$ 308
RIGS Haynesville Partnership Co. [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage				49.99%
Sunoco LP Exchange [Member] | Sunoco GP [Member]
Schedule of Investments [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%